Offerings	Feb. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2028
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.99932
Maximum Aggregate Offering Price	$ 699,524,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,097.12
Offering Note
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form
S-3
(File No. 333-271537)
in accordance with Rules 456(b) and 457(r) under the Securities Act of
1933
, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Senior Notes due 2028
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 300,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,930
Offering Note
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form
S-3
(File No. 333-271537)
in accordance with Rules 456(b) and 457(r) under the Securities Act of
1933
, as amended.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2030
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.9978
Maximum Aggregate Offering Price	$ 748,350,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,572.39
Offering Note
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form
S-3
(File No. 333-271537)
in accordance with Rules 456(b) and 457(r) under the Securities Act of
1933
, as amended.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2032
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99923
Maximum Aggregate Offering Price	$ 749,422,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,736.58
Offering Note
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form
S-3
(File No. 333-271537)
in accordance with Rules 456(b) and 457(r) under the Securities Act of
1933
, as amended.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750% Senior Notes due 2035
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.99757
Maximum Aggregate Offering Price	$ 1,496,355,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,091.95
Offering Note
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form
S-3
(File No. 333-271537)
in accordance with Rules 456(b) and 457(r) under the Securities Act of
1933
, as amended.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.200% Senior Notes due 2055
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99176
Maximum Aggregate Offering Price	$ 1,239,700,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 189,798.07
Offering Note
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form
S-3
(File No. 333-271537)
in accordance with Rules 456(b) and 457(r) under the Securities Act of
1933
, as amended.